Non-Controlling Interests	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest Items [Abstract]
Non-controlling interests
25	Non-controlling interests
As part of the Texas Acquisition in 2017, certain of PMI’s subsidiaries acquired were non-wholly
owned. As a result of operating agreements with each of those non-wholly
owned entities, the Company was deemed to have control over those entities and thus 100% of their financial results were included in the Company’s consolidated financial results. The acquired non-controlling
interests were recorded in the Company’s consolidated financial statements at their estimated fair value. In May 2018, the Company purchased the non-controlling
interests in seven Texas-based diagnostic imaging companies. During June 2018, (i) the Company purchased the non-controlling
interests in Toggle, LLC, a transcription company, for de minimis consideration, and (ii) Preferred Imaging of Tarrant County, LLC, a holding company, distributed its assets to its shareholders and was subsequently terminated.
The Company currently holds effective ownership interests in the following non-wholly
owned entities, which are included in the Company’s consolidated financial results:

		Ownership interest
Entity	2020	2019
	%	%

Phoenix Imaging, LLC	60	60
Preferred Imaging of Amarillo, LLC	57	57